GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 33,232	$ 7,374	$ 6,655
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average remaining useful lives	4 years 8 months 12 days
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average remaining useful lives	7 years 8 months 12 days